Schedule of Prepaid Expenses and Other Current Assets (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Operating lease prepaid	$ 2,225	$ 546
Other		32
Total prepaid expenses and other current assets		$ 578